Investment Securities - (Unrealized Losses and Fair Value of Securities) (Details) $ in Thousands	Sep. 30, 2020 USD ($) security	Sep. 30, 2019 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Number of debt securities with unrealized loss | security	51	41
Available-for-sale securities
Less than 12 months, unrealized gross losses	$ (5,833)	$ (804)
12 months or more, unrealized gross losses	(3,781)	(1,986)
Total, unrealized gross losses	(9,614)	(2,790)
Less than 12 months, fair value	675,518	240,610
12 months or more, fair value	285,161	257,961
Total, fair value	960,679	498,571
Held-to-maturity securities
Less than 12 months, unrealized gross losses	(52)	0
12 months or more, unrealized gross losses	0	(337)
Total unrealized gross losses	(52)	(337)
Less than 12 months, fair value	6,853	0
12 months or more, fair value	0	115,182
Total, fair value	6,853	115,182
Less than 12 months, unrealized gross losses	(5,885)	(804)
12 months or more, unrealized gross losses	(3,781)	(2,323)
Total unrealized gross losses	(9,666)	(3,127)
Less than 12 months, fair value	682,371	240,610
12 months or more, fair value	285,161	373,143
Total fair value	967,532	613,753
Corporate debt securities
Available-for-sale securities
Less than 12 months, unrealized gross losses	(74)	0
12 months or more, unrealized gross losses	(405)	(50)
Total, unrealized gross losses	(479)	(50)
Less than 12 months, fair value	45,875	0
12 months or more, fair value	24,596	24,950
Total, fair value	70,471	24,950
Asset-backed securities
Available-for-sale securities
Less than 12 months, unrealized gross losses	(5,481)	(656)
12 months or more, unrealized gross losses	(3,027)	(960)
Total, unrealized gross losses	(8,508)	(1,616)
Less than 12 months, fair value	587,746	152,715
12 months or more, fair value	204,369	77,391
Total, fair value	792,115	230,106
Mortgage-backed securities
Available-for-sale securities
Less than 12 months, unrealized gross losses	(278)	(148)
12 months or more, unrealized gross losses	(349)	(976)
Total, unrealized gross losses	(627)	(1,124)
Less than 12 months, fair value	41,897	87,895
12 months or more, fair value	56,196	155,620
Total, fair value	$ 98,093	$ 243,515